Notes Payable - Schedule of Convertible Notes Payable (Details) (Parenthetical) (USD $)	0 Months Ended					6 Months Ended	12 Months Ended
	Feb. 19, 2013	Feb. 14, 2013	Jan. 16, 2013	Dec. 14, 2012	Oct. 13, 2012	Jun. 30, 2013	Dec. 31, 2012	Aug. 03, 2012	Apr. 17, 2012	Mar. 13, 2012	Dec. 31, 2011	Dec. 20, 2011
Secured convertible notes payable interest rate	10.00%		10.00%					10.00%	10.00%	8.00%		10.00%
Discount on convertible secured notes payable						$ 2,291	$ 93,168
Secured convertible notes payable due date	Feb. 19, 2014	Jun. 20, 2013	Jan. 16, 2014	Jul. 13, 2013	Mar. 13, 2013	Jun. 15, 2013	Jun. 15, 2013
8% Secured Convertible Notes Payable Entered In March 2012 [Member]
Secured convertible notes payable interest rate						8.00%	8.00%
Secured convertible notes payable interest rate default						13.00%	13.00%
Secured convertible notes payable due date						Sep. 30, 2012	Mar. 31, 2013
10% Secured Convertible Notes Payable Entered In April 2012 [Member]
Secured convertible notes payable interest rate						10.00%	10.00%
Secured convertible notes payable interest rate default						15.00%	15.00%
Discount on convertible secured notes payable							0
Secured convertible notes payable due date							Oct. 31, 2012
10% Secured Convertible Notes Payable Entered In May 18, 2012 [Member]
Secured convertible notes payable interest rate						10.00%	10.00%
Secured convertible notes payable interest rate default						15.00%
Discount on convertible secured notes payable						0	16,875
Secured convertible notes payable due date						May 18, 2013	May 18, 2013
10% Secured Convertible Notes Payable Entered In May 22, 2012 [Member]
Secured convertible notes payable interest rate						10.00%	10.00%
Secured convertible notes payable interest rate default						15.00%
Discount on convertible secured notes payable						0	29,167
Secured convertible notes payable due date						May 22, 2013	May 22, 2013
10% Secured Convertible Notes Payable Entered In June 2012 [Member]
Secured convertible notes payable interest rate						10.00%	10.00%
Secured convertible notes payable interest rate default						15.00%
Discount on convertible secured notes payable						0	25,667
Secured convertible notes payable due date						Jun. 30, 2013	Jun. 30, 2013
10% Secured Convertible Notes Payable Entered In July 2012 [Member]
Secured convertible notes payable interest rate						10.00%	10.00%
Discount on convertible secured notes payable						0	8,334
Secured convertible notes payable due date						Jul. 31, 2013	Jul. 31, 2013
10% Secured Convertible Notes Payable Entered In August 3, 2012 [Member]
Secured convertible notes payable interest rate						10.00%	10.00%
Secured convertible notes payable interest rate default						15.00%
Discount on convertible secured notes payable						0	1,667
Secured convertible notes payable due date							Feb. 03, 2013
10% Secured Convertible Notes Payable Entered In August 8, 2012 [Member]
Secured convertible notes payable interest rate						10.00%	10.00%
Secured convertible notes payable interest rate default						15.00%
Discount on convertible secured notes payable						0	4,166
Secured convertible notes payable due date						Feb. 08, 2013	Feb. 08, 2013
10% Secured Convertible Notes Payable Entered In September 2012 [Member]
Secured convertible notes payable interest rate						10.00%	10.00%
Discount on convertible secured notes payable						$ 2,291	$ 7,292
Secured convertible notes payable due date						Sep. 30, 2013	Sep. 30, 2013